SCHEDULE OF FAIR VALUE OF EACH WARRANTS (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023
Derivative [Line Items]
Expected term
Expected volatility minimum	66.00%		113.00%
Expected volatility maximum	197.00%		197.00%
Expected volatility
Expected dividend yield
Risk-free interest rate minimum	3.60%		3.60%
Risk-free interest rate maximum	5.43%		4.94%
Risk-free interest rate
Exercise price
Market price maximum
Minimum [Member]
Derivative [Line Items]
Expected term	2 months 12 days		5 months 12 days
Exercise price			$ 0.70
Market price maximum	$ 1.09		$ 0.70
Maximum [Member]
Derivative [Line Items]
Expected term	5 years		5 years
Exercise price	$ 1.00		$ 1.00
Market price maximum	$ 1.24		$ 1.43